Warrant Liability	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Warrant liability
14.	Warrant liability

On September 25, 2025, the Company issued 34,246,577 warrants in association with the Company’s non-brokered private placement offering (Note 21). Each warrant entitles the holder to acquire 0.75 common share of the Company at a price of $2.63 for a period of three years.

On the date of issuance, the Company determined that the fair value of the warrant liability was $53,241,889 with the residual of $46,758,112 allocated to common shares. The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions: an underlying share price of $2.125, an exercise price of $2.63, a risk-free rate of 3.66%, an expected volatility of 131.5%, an expected life of 3 years and an expected dividend yield of 0%.

As at December 31, 2025, the Company had the following common share purchase warrants and compensation options outstanding that are classified as liabilities:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Share price	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrant liability	34,246,577	26-Sep-25	26-Sep-28	$2.63	13,599,316	$0.75	128.1%	2.75	0%	3.55%
	34,246,577				13,599,316

The expected volatility is based on historical share prices of the Company. The weighted average life of the outstanding warrants was 2.75 years at December 31, 2025.